Stock Based Compensation (Tables)	12 Months Ended
Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of estimate the fair value of options granted
Assumptions
Expected term	3 - 5 years
Expected volatility	40.11% - 61.78%
Expected dividends	0%
Risk-free interest rate	0.71% - 2.99%
Forfeiture rate	0% - 5%

Aircom 2014 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of weighted average exercise price and estimated fair value of options
	Number of Shares	Weighted Average Exercise Price Per Share	Weighted Average Fair Value Per Share
Options outstanding at January 1, 2017	1,088,882	$0.8087	$0.2542
Granted	-	-	-
Exercised	(3,936)	0.0067	0.0019
Forfeited/Cancelled	(152,684)	3.2749	1.0296
Options outstanding at December 31, 2017	932,262	0.4081	0.1282
Granted	-	-	-
Exercised	-	-	-
Forfeited/Cancelled	-	-	-
Options outstanding at March 31, 2018	932,262	0.4081	0.1282
Granted	-	-	-
Exercised	-	-	-
Forfeited/Cancelled	-	-	-
Options outstanding at December 31, 2018	932,262	0.4081	0.1282

Options exercisable at December 31, 2017	629,795	0.2060	0.0645

Options exercisable at March 31, 2018	681,587	0.2200	0.0690

Options exercisable at December 31, 2018	846,287	0.3660	0.1150

Schedule of nonvested shares

	Number of Shares	Weighted Average Exercise Price Per Share
Options nonvested at January 1, 2017	675,510	$1.2985
Granted	-	-
Vested	(220,359)	0.5730
Forfeited/Cancelled	(152,684)	3.2749
Options nonvested at December 31, 2017	302,467	0.8315
Granted	-	-
Vested	(51,792)	0.4080
Forfeited/Cancelled	-	-
Options nonvested at March 31, 2018	250,675	0.9163
Granted	-	-
Vested	(164,700)	0.5748
Forfeited/Cancelled	-	-
Options nonvested at December 31, 2018	85,975	0.7305

Aerkomm 2017 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of weighted average exercise price and estimated fair value of options
	Number of Shares	Weighted Average Exercise Price Per Share	Weighted Average Fair Value Per Share
Options outstanding at January 1, 2017	-	$-	$-
Granted	412,000	29.5771	17.7006
Exercised	-	-	-
Forfeited/Cancelled	(159,000)	27.5000	16.4610
Options outstanding at December 31, 2017	253,000	30.8825	17.5175
Granted	-	-	-
Exercised	-	-	-
Forfeited/Cancelled	(48,000)	27.5000	16.4610
Options outstanding at March 31, 2018	205,000	31.6744	18.9522
Granted	78,000	19.7462	9.2500
Exercised	-	-	-
Forfeited/Cancelled	-	-	-
Options outstanding at December 31, 2018	283,000	28.3867	16.2781

Options exercisable at December 31, 2017	84,750	27.8540	17.0025

Options exercisable at March 31, 2018	40,875	28.2339	17.5839

Options exercisable at December 31, 2018	111,589	28.7052	16.5968

Schedule of nonvested shares

	Number of Shares	Weighted Average Exercise Price Per Share
Options nonvested at January 1, 2017	-	$-
Granted	412,000	29.5771
Vested	(84,750)	27.8540
Forfeited/Cancelled	(159,000)	27.5000
Options nonvested at December 31, 2017	168,250	32.4080
Granted	-	-
Vested	(4,125)	27.5000
Forfeited/Cancelled	-	-
Options nonvested at March 31, 2018	164,125	32.5312
Granted	78,000	19.7462
Vested	(70,714)	28.9777
Forfeited/Cancelled	-	-
Options nonvested at December 31, 2018	171,411	28.1794